PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 70,224	$ 69,080
Less accumulated depreciation	(37,171)	(33,643)	$ (38,631)
Property and equipment, net	33,053	35,437	$ 35,729
Depreciation expense	5,143	5,495
Depreciation expense included in cost of goods sold	2,144	2,523
Land
PROPERTY AND EQUIPMENT
Property and equipment, gross	4,620	4,620
Building and improvements
PROPERTY AND EQUIPMENT
Property and equipment, gross	17,556	17,367
Furniture and fixtures
PROPERTY AND EQUIPMENT
Property and equipment, gross	1,209	1,288
Computer hardware and software
PROPERTY AND EQUIPMENT
Property and equipment, gross	23,547	23,125
Machinery and equipment
PROPERTY AND EQUIPMENT
Property and equipment, gross	21,795	22,162
Construction in progress
PROPERTY AND EQUIPMENT
Property and equipment, gross	$ 1,497	$ 518